XAI Madison Equity Premium Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.87%
Consumer Discretionary Products - 1.83%
NIKE, Inc., Class B(a)	39,200	$2,497,432

Consumer Discretionary Services - 1.67%
Las Vegas Sands Corp.(a)	35,000	2,278,150

Consumer Staple Products - 8.61%
Constellation Brands, Inc., Class A(a)	21,000	2,897,160
Hershey Co.(a)	22,000	4,003,560
PepsiCo, Inc.(a)	33,900	4,865,328
		11,766,048

Financial Services - 3.06%
CME Group, Inc.(a)	15,300	4,178,124

Health Care - 14.49%
Agilent Technologies, Inc.(a)	29,000	3,946,030
CVS Health Corp.(a)	48,500	3,848,960
Danaher Corp.(a)	24,200	5,539,864
Johnson & Johnson(a)	7,000	1,448,650
Medtronic PLC(a)	22,000	2,113,320
Pfizer, Inc.	116,000	2,888,400
		19,785,224

Industrial Products - 4.30%
Honeywell International, Inc.(a)	20,000	3,901,800
Illinois Tool Works, Inc.(a)	8,000	1,970,400
		5,872,200

Industrial Services - 1.47%
Fastenal Co.(a)	50,000	2,006,500

Insurance - 2.35%
Marsh & McLennan Cos., Inc.(a)	17,300	3,209,496

Materials - 2.16%
Freeport-McMoRan, Inc., Class B(a)	58,000	2,945,820

Media - 1.97%
Comcast Corp., Class A(a)	90,000	2,690,100

	Shares	Value
COMMON STOCKS - 93.87% (Continued)
Oil & Gas - 10.60%
APA Corp.(a)	133,700	$3,270,302
ConocoPhillips(a)	40,000	3,744,400
Matador Resources Co.(a)	65,000	2,758,600
Transocean Ltd.(b)	1,140,000	4,708,200
		14,481,502

Real Estate Investment Trusts (REITs) - 4.31%
American Tower Corp.(a)	22,500	3,950,325
Weyerhaeuser Co.(a)	82,000	1,942,580
		5,892,905

Retail & Wholesale - Discretionary - 4.73%
Amazon.com, Inc.(a)(b)	19,500	4,500,990
Lowe's Cos., Inc.(a)	8,100	1,953,396
		6,454,386

Retail & Wholesale - Staples - 2.34%
Archer-Daniels-Midland Co.(a)	55,500	3,190,695

Software & Tech Services - 15.11%
Accenture PLC, Class A(a)	12,500	3,353,750
Adobe, Inc.(a)(b)	11,600	4,059,884
Fiserv, Inc.(a)(b)	35,100	2,357,667
Microsoft Corp.(a)	8,600	4,159,132
PayPal Holdings, Inc.(a)	51,300	2,994,894
Visa, Inc., Class A(a)	10,600	3,717,526
		20,642,853

Tech Hardware & Semiconductors - 7.92%
ASML Holding NV - Sponsored ADR(a)	2,200	2,353,692
Microchip Technology, Inc.(a)	49,500	3,154,140
QUALCOMM, Inc.(a)	12,000	2,052,600
Texas Instruments, Inc.(a)	18,800	3,261,612
		10,822,044

Telecommunications - 2.92%
Lumen Technologies, Inc.(b)	124,000	963,480
T-Mobile US, Inc.(a)	14,900	3,025,296
		3,988,776

Utilities - 4.03%
AES Corp.(a)	384,000	5,506,560

TOTAL COMMON STOCKS (Cost $153,772,105)		$128,208,815

XAI Madison Equity Premium Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

Expiration Date, Exercise Price, Notional Value	Number of Contracts	Value
PURCHASED OPTIONS - 0.00%(c)
Call Options Purchased - 0.00%(c)
Honeywell International, Inc., 1/16/2026, $220.00, $2,145,990	110	$2,200

TOTAL PURCHASED OPTIONS (Cost $2,311)		$2,200

	Shares	Value
MONEY MARKET FUNDS - 7.57%
First American Government Obligations Fund, X Class, 3.67% (7-Day Yield)	10,342,638	10,342,638

TOTAL MONEY MARKET FUNDS (Cost $10,342,638)		$10,342,638

TOTAL INVESTMENTS - 101.44% (Cost $164,117,054)		$138,553,653

TOTAL CALL OPTIONS WRITTEN - (1.48)%		(2,023,113)

OTHER ASSETS IN EXCESS OF LIABILITIES- 0.04%		58,207

NET ASSETS - 100.00%		$136,588,747

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options in the amounts of $110,900,040 as of December 31, 2025.
(b)	Non-income producing security.
(c)	Less than 0.005%.

Investment Abbreviations:

ADR - American Depositary Receipt

Ltd. – Limited

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

XAI Madison Equity Premium Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

Call Options Written

Underlying Security	Expiration Date	Exercise Price	Number of Contracts	Notional Value	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Accenture PLC, Class A	1/16/2026	$300.00	(125)	$(3,353,750)	$(1,562)	$(58,622)	$57,060
Adobe, Inc.	3/20/2026	400.00	(116)	(4,059,884)	(78,300)	(102,079)	23,779
AES Corp.	1/16/2026	17.00	(1,290)	(1,849,860)	–	(30,930)	30,930
Agilent Technologies, Inc.	3/20/2026	150.00	(290)	(3,946,030)	(68,875)	(92,474)	23,599
Amazon.com, Inc.	2/20/2026	250.00	(195)	(4,500,990)	(97,500)	(95,627)	(1,873)
American Tower Corp.	1/16/2026	185.00	(225)	(3,950,325)	(8,437)	(74,814)	66,377
APA Corp.	1/16/2026	32.50	(667)	(1,631,482)	–	(34,902)	34,902
Archer-Daniels-Midland Co.	3/20/2026	62.50	(280)	(1,609,720)	(29,400)	(31,964)	2,564
ASML Holding NV	2/20/2026	1,100.00	(22)	(2,353,692)	(115,390)	(111,298)	(4,092)
CME Group, Inc.	1/16/2026	280.00	(153)	(4,178,124)	(22,950)	(95,787)	72,837
Comcast Corp., Class A	1/16/2026	35.00	(900)	(2,690,100)	(1,800)	(76,479)	74,679
ConocoPhillips	2/20/2026	97.50	(200)	(1,872,200)	(42,000)	(36,705)	(5,295)
Constellation Brands, Inc., Class A	1/16/2026	145.00	(130)	(1,793,480)	(26,975)	(47,974)	20,999
Constellation Brands, Inc., Class A	3/20/2026	160.00	(80)	(1,103,680)	(15,200)	(24,719)	9,519
CVS Health Corp.	1/16/2026	90.00	(485)	(3,848,960)	(1,212)	(105,777)	104,565
Danaher Corp.	2/20/2026	240.00	(242)	(5,539,864)	(118,580)	(115,301)	(3,279)
Fastenal Co.	2/20/2026	42.50	(500)	(2,006,500)	(35,000)	(60,468)	25,468
Fiserv, Inc.	2/20/2026	75.00	(351)	(2,357,667)	(88,628)	(111,437)	22,809
Freeport-McMoRan, Inc.	1/16/2026	45.00	(580)	(2,945,820)	(350,900)	(54,509)	(296,391)
Hershey Co.	1/16/2026	195.00	(220)	(4,003,560)	(8,800)	(92,187)	83,387
Honeywell International, Inc.	3/20/2026	210.00	(200)	(3,901,800)	(58,500)	(79,797)	21,297
Illinois Tool Works, Inc.	3/20/2026	260.00	(80)	(1,970,400)	(37,200)	(50,319)	13,119
Johnson & Johnson	3/20/2026	220.00	(70)	(1,448,650)	(20,580)	(25,129)	4,549
Las Vegas Sands Corp.	2/20/2026	70.00	(350)	(2,278,150)	(60,550)	(62,722)	2,172
Lowe's Cos, Inc.	1/16/2026	250.00	(81)	(1,953,396)	(10,894)	(28,934)	18,040
Marsh & McLennan Cos., Inc.	4/17/2026	200.00	(173)	(3,209,496)	(45,413)	(57,040)	11,627
Matador Resources Co.	1/16/2026	55.00	(650)	(2,758,600)	–	(90,409)	90,409
Medtronic PLC	3/20/2026	105.00	(220)	(2,113,320)	(18,700)	(33,982)	15,282
Microchip Technology, Inc.	3/20/2026	75.00	(495)	(3,154,140)	(74,250)	(125,723)	51,473
Microsoft Corp.	3/20/2026	520.00	(86)	(4,159,132)	(82,990)	(98,438)	15,448
NIKE, Inc., Class B	3/20/2026	65.00	(280)	(1,783,880)	(102,200)	(42,956)	(59,244)
NIKE, Inc., Class B	1/16/2026	72.50	(112)	(713,552)	(1,344)	(12,789)	11,445
PayPal Holdings, Inc.	2/20/2026	65.00	(253)	(1,477,014)	(32,764)	(45,031)	12,267
PayPal Holdings, Inc.	3/20/2026	70.00	(260)	(1,517,880)	(24,180)	(32,236)	8,056
PepsiCo, Inc.	1/16/2026	150.00	(339)	(4,865,328)	(10,340)	(107,800)	97,460
QUALCOMM, Inc.	3/20/2026	195.00	(120)	(2,052,600)	(34,980)	(54,478)	19,498
Texas Instruments, Inc.	1/16/2026	170.00	(188)	(3,261,612)	(121,730)	(80,705)	(41,025)
T-Mobile US, Inc.	2/20/2026	230.00	(40)	(812,160)	(5,800)	(15,761)	9,961
T-Mobile US, Inc.	1/16/2026	240.00	(109)	(2,213,136)	(109)	(75,099)	74,990
Visa, Inc., Class A	2/20/2026	340.00	(24)	(841,704)	(43,620)	(18,456)	(25,164)
Visa, Inc., Class A	1/16/2026	340.00	(82)	(2,875,822)	(104,960)	(66,336)	(38,624)
Weyerhaeuser Co.	1/16/2026	28.00	(410)	(971,290)	–	(26,230)	26,230
Weyerhaeuser Co.	2/20/2026	25.00	(410)	(971,290)	(20,500)	(18,034)	(2,466)
				$(110,900,040)	$(2,023,113)	$(2,702,457)	$679,344

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